Income Taxes - Narrative (Details) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Operating Loss Carryforwards [Line Items]
Income (loss) before income taxes	€ (253,133)	€ 37,690	€ (20,466)
Effective tax rate	3.40%	55.70%	(5.30%)
Share-based compensation	€ 15,100	€ 19,900	€ 20,700
Impact of non-deductible share-based compensation on effective tax rate	(1.90%)	16.50%	(31.60%)
Goodwill impairment loss	€ 207,600
Impact of non-deductible impairment expense on goodwill on effective tax rate	(25.60%)
NOLs carryforwards	€ 11,840	€ 429
Increase in NOL	11,400
Net operating loss carryforwards	500			€ 3,200
NOLs utilized		3,200	€ 3,200	€ 3,200
Tax-effected NOLs recognized for tax losses that can be carried forward indefinitely	11,300
Increase in valuation allowance	500
Undistributed earnings of foreign subsidiaries (less than)	10	€ 100
Undistributed earnings in domestic subsidiaries	€ 10
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	31.23%	31.23%	31.23%
German
Operating Loss Carryforwards [Line Items]
Undistributed earnings in domestic subsidiaries percentage	0.05
Percentage of tax exempt capital gains on sale of participations	0.95